Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate			$ (4,905)	$ (19,150)	$ (9,408)
Valuation allowance			10,900	15,422	4,007
Debt discount and interest limitation			(9,293)	8,954	(806)
Compensation expense			2,469	224	166
Acquisition related charges			992	75	63
Prior year true-up and carryback			(713)	(3,968)	6,955
State, net of federal tax benefit			(174)	(2,545)	(1,164)
Income tax credits and incentives			0	0	(101)
Other			728	993	235
Total	$ 8	$ 3	$ 4	$ 5	$ (53)